INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

13.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the years ended December 31, 2017, 2018 and 2019.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the years ended December 31, 2017, 2018 and 2019.

Hong Kong

500wan HK is incorporated in Hong Kong, under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income. As 500wan HK does not conduct any substantive operations of its own, no provision for Hong Kong income tax has been made in the financial statements as 500wan HK had no assessable income for the years ended December 31, 2017, 2018 and 2019.

Japan

500.com Nihon Co., Ltd is incorporated in Japan in July 2017 and does not conduct any substantive operations of its own. No provision for Japan income tax has been made in the financial statements as 500.com Nihon Co., Ltd had no assessable income for the years ended December 31, 2017, 2018 and 2019.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology,  E-Sun Network,  E-Sun Sky Computer,  E-Sun Sky Network,  Shenzhen Yicai, and Shenzhen Kaisheng are subject to the EIT rate of 25% in 2017, 2018 and 2019. Hainan Jingli is subject to the EIT rate of 25% in 2018 and 2019 since the inception. Guangtiandi Technology obtained a certificate of “Software Enterprise” and was granted for a half reduction in tax rate in 2017, therefore, it is subject to the EIT rate of 12.5%, 25% and 25% for the year ended December 31,2017, 2018 and 2019, respectively.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government policy, qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15% in 2017, 2018 and 2019. Additionally, Lhasa Yicai is also exempt from provincial allocated corporate income tax during January 1, 2015 to December 31, 2017 according to local tax law.

Loss before income taxes from continuing operations consists of:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Cayman Islands	(162,884)	(166,710)	(432,971)	(62,194)
British Virgin Islands	(3)	—	—	—
USA	(4,703)	(4,058)	(4,350)	(625)
Hong Kong	(10,922)	(7,740)	(8,166)	(1,173)
Japan	(174)	(1,592)	(2,523)	(362)
Malta	(4,321)	(7,949)	(257)	(37)
Curacao	7,449	(12,752)	(22,698)	(3,260)
Cyprus	(13)	(8)	(31)	(4)
Australia	—	—	—	—
PRC	(169,923)	(290,530)	(190,932)	(27,426)

	(345,494)	(491,339)	(661,928)	(95,081)

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Current tax benefit	15,935	19,258	—	—
Deferred tax benefit (expense)	(1,910)	344	7,642	1,098

Income tax benefit	14,025	19,602	7,642	1,098

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax benefit is as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Loss before income taxes	(345,494)	(491,339)	(661,928)	(95,081)
Income tax computed at applicable tax rates (25%)	(86,374)	(122,835)	(165,482)	(23,770)
Effect of different tax rates in different jurisdictions	693	979	1,120	161
Non-deductible expenses	92,960	81,459	114,276	16,415
Change in valuation allowance	—	45,832	59,338	8,523
Changes in interest and penalties on unrecognized tax position	5,098	1,637	—	—
Effect of EIT reversal for previous years	(19,704)	(20,726)	—	—
Research and development super-deduction	(6,692)	(5,942)	(9,237)	(1,327)
Others	(6)	(6)	(7,657)	(1,100)
	(14,025)	(19,602)	(7,642)	(1,098)

A reconciliation of the beginning and ending amount of unrecognized tax position is as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Balance at beginning of year	38,457	24,298	2,133	306
Increase relating to current year tax positions	5,194	—	—	—
Decrease relating to prior year tax positions	(1,595)	(7,420)	—	—
Decrease relating to expiration of applicable statute of limitations	(17,758)	(14,745)	(213)	(31)

Balance at end of year	24,298	2,133	1,920	275

The Group recognizes interest accrued related to unrecognized tax position in taxation expenses. During the years ended December 31, 2017, 2018 and 2019, the Group recognized approximately RMB5,098,  nil and nil in interest on these unrecognized tax position and reversed approximately RMB7,667,  RMB7,420 and nil in interest, respectively. The Group had accrued approximately RMB7,420,  nil and nil for the interest on these uncertain taxes as of December 31, 2017, 2018 and 2019, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings. As of December 31, 2019, the PRC subsidiaries’ 2015 to 2019 tax returns remain open to examination.

The components of deferred taxes are as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Deferred tax assets
Advertising costs deductible in future years	61,191	63,386	63,430	9,111
Deferred revenue	307	306	—	—
Deferred government grants	2,417	2,417	261	37
Loss from equity method investment	203	203	1,648	237
Bad debt provision	5,097	5,097	7,302	1,049
Accrued rental expense	817	817	15	2
Impairment of long-term investments	1,250	1,250	4,424	635
Net operating losses (“NOLs”)	34,700	109,850	160,271	23,021
Less: valuation allowance	(105,982)	(183,326)	(237,351)	(34,092)

Total deferred tax assets, net	—	—	—	—

Deferred tax liabilities
Apps and other licenses arisen from business combination	(6,754)	(7,744)	(59)	(8)

Total deferred tax liabilities	(6,754)	(7,744)	(59)	(8)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2019, the Group had NOLs of approximately RMB484,286 (US$69,563) and RMB22,986 (US$3,261) from several of its VIEs and the Multi Group, respectively, which can be carried forward to offset future net profit for income tax purposes. The NOLs from several of its VIEs as of December 31, 2019 will expire in years 2020 to 2024 if not utilized. Substantially all of NOLs from the Multi Group as of December 31, 2019 will expire in years 2028 to 2029 if not utilized.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB255,333,  RMB113,588 and nil as of December 31, 2017, 2018 and 2019, respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB25,533,  RMB11,359 and nil as of December 31, 2017, 2018 and 2019, respectively.